Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per Share
Earnings per Share

(C.6) Earnings per Share

€ millions, unless otherwise stated	2023	2022	2021
Profit attributable to equity holders of SAP SE	3,634	3,277	6,429
Profit attributable to equity holders of SAP SE1	6,139	2,284	5,256
Issued ordinary shares[2]	1,229	1,229	1,229
Effect of treasury shares[2]	-61	-58	-49
Weighted average shares outstanding, basic[2]	1,167	1,170	1,180
Dilutive effect of share-based payments[2]	12	5	0
Weighted average shares outstanding, diluted[2]	1,180	1,175	1,180
Earnings per share, basic, attributable to equity holders of SAP SE (in €) from continuing operations	3.11	2.80	5.45
Earnings per share, basic, attributable to equity holders of SAP SE (in €)[1]	5.26	1.95	4.46
Earnings per share, diluted, attributable to equity holders of SAP SE (in €) from continuing operations	3.08	2.79	5.45
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)[1]	5.20	1.94	4.46

[1] From continuing and discontinued operations

[2] Number of shares in millions